Goodwill and Intangible Assets, Net - Estimated Future Amortization Expense (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Remainder of 2022	$ 2,952
2023	3,936	$ 3,915
2024	3,483	3,915
2025	823	3,462
2026	770	802
Thereafter	1,729
Total	$ 13,693	$ 14,624	$ 18,452